RELATED PARTY TRANSACTIONS (DETAILS) (CNY) In Thousands, unless otherwise specified			12 Months Ended			12 Months Ended			12 Months Ended				24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 TianRe Co., Ltd.	Dec. 31, 2012 Fund Management Partnership	Dec. 31, 2011 Fund Management Partnership	Dec. 31, 2012 Xian	Dec. 31, 2011 Xian	Dec. 31, 2012 Other	Dec. 31, 2012 Everising TianRe Co., Ltd.	Dec. 31, 2011 Everising TianRe Co., Ltd.	Dec. 31, 2012 Everising Fund Management Partnership	Dec. 31, 2011 Everising Fund Management Partnership	Dec. 31, 2012 IFM BJ Inv Fund Management Partnership
Related Party Transaction [Line Items]
Ownership held after all transactions			75.00%	75.00%		10.00%			25.00%	25.00%	25.00%	25.00%	75.00%
Amounts due from related parties
Due from related parties	110	71		109	21		50	1
Amounts due to related parties
Due to related parties	272	266		22	16	250	250